Leases (Details) - Schedule of Components of Lease Expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Components of Lease Expense [Abstract]
Operating lease cost	$ 580	$ 586	$ 215
Short-term lease cost		20
Variable lease cost	52	26	4
Total lease cost	$ 632	$ 632	$ 219